Please file this Prospectus Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated December 11, 2009, to the Prospectus dated May 1, 2009, as previously supplemented on August 12, 2009.

Effective immediately, William C. Stevens no longer serves as a Portfolio Manager for the Wells Fargo Advantage VT Total Return Bond Fund. Troy Ludgood, Thomas M. O’Connor, CFA, and Lynne A. Royer continue to manage this Fund on behalf of Wells Capital Management Incorporated. All references to William C. Stevens in the above referenced Prospectus are hereby deleted.

VTF129/P1410SP

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated December 11, 2009, to the Statement of Additional Information dated May 1, 2009, as previously supplemented on June 19, 2009, July 2, 2009, August 12, 2009, December 1, 2009, December 2, 2009 and December 7, 2009

Effective immediately, William C. Stevens no longer serves as a Portfolio Manager for the Wells Fargo Advantage VT Total Return Bond Fund. Troy Ludgood, Thomas M. O’Connor, CFA, and Lynne A. Royer continue to manage this Fund on behalf of Wells Capital Management Incorporated. All references to William C. Stevens in the above referenced Statement of Additional Information are hereby deleted.

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